2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Details Narrative
Anti Dilutive securities outstanding	6,667,000